Financial results, net	12 Months Ended
Jun. 30, 2026
Financial results, net
Financial results, net

27.  Financial results, net

	06.30.2026	06.30.2025	06.30.2024
Finance income:
- Interest income	10,139	8,599	63,101
Total finance income	10,139	8,599	63,101
Finance costs:
- Interest expenses	(78,680)	(52,631)	(75,139)
- Other finance costs	(15,848)	(7,935)	(16,180)
Total finance costs	(94,528)	(60,566)	(91,319)
Other financial results:
- Fair value gain from financial assets and liabilities at fair value through profit or loss, net	50,166	79,569	177,832
- Exchange rate differences, net	89,908	18,569	27,904
- (Loss) / Gain from repurchase of non-convertible notes	(42)	512	(337)
- Gain / (loss) from derivative financial instruments, net	9,973	139	(2,583)
- Other financial results	-	(7,537)	(5,942)
Total other finance income	150,005	91,252	196,874
- Gain on net monetary position (IAS 29)	20,899	15,146	(581)
Total financial results, net	86,515	54,431	168,075